American Century Investments®
Quarterly Portfolio Holdings
American Century® Quality Diversified International ETF (QINT)
May 31, 2022

American Century Quality Diversified International ETF - Schedule of Investments
MAY 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.9%
Australia — 6.1%
Aristocrat Leisure Ltd.	10,264	247,982
ASX Ltd.	3,109	179,883
BHP Group Ltd.	9,720	305,169
BlueScope Steel Ltd.	23,078	299,250
Charter Hall Group	31,487	299,399
Computershare Ltd.	20,935	346,871
CSL Ltd.	948	184,429
Fortescue Metals Group Ltd.	230,771	3,331,652
Goodman Group	11,433	168,183
IDP Education Ltd.	9,388	159,851
IGO Ltd.	44,793	401,646
James Hardie Industries PLC	38,695	998,922
Lynas Rare Earths Ltd.(1)	48,365	338,980
Medibank Pvt Ltd.	81,646	188,231
REA Group Ltd.	1,870	150,259
Scentre Group	148,047	304,408
Sonic Healthcare Ltd.	77,738	2,040,394
South32 Ltd.	51,232	180,244
Stockland, REIT	656,864	1,882,539
Vicinity Centres	554,251	750,089
WiseTech Global Ltd.	9,255	278,703
Woodside Energy Group Ltd.	1,756	37,045
		13,074,129
Austria — 1.5%
OMV AG	36,826	2,151,411
Raiffeisen Bank International AG	40,418	537,557
Verbund AG	2,605	259,158
voestalpine AG	10,074	295,774
		3,243,900
Belgium — 0.5%
D'ieteren Group	1,115	174,210
KBC Group NV	4,596	287,291
Solvay SA	2,974	290,547
UCB SA	3,035	267,769
		1,019,817
Canada — 7.9%
Alimentation Couche-Tard, Inc.	4,587	208,416
ARC Resources Ltd.	14,573	219,485
Aritzia, Inc.(1)	5,098	148,807
Bank of Montreal	2,912	316,766
Canadian Imperial Bank of Commerce	5,254	289,025
Canadian Natural Resources Ltd.	6,442	426,343
Canadian Tire Corp. Ltd., Class A	14,792	2,032,299
CGI, Inc.(1)	4,056	346,548
Constellation Software, Inc.	1,174	1,847,752
Dollarama, Inc.	5,226	303,103
Empire Co. Ltd., Class A	11,392	373,324
Fairfax Financial Holdings Ltd.	370	205,344
FirstService Corp.	1,264	161,861

George Weston Ltd.	3,725	457,184
Gildan Activewear, Inc.	5,523	173,962
iA Financial Corp., Inc.	8,628	448,027
Imperial Oil Ltd.	4,011	219,696
Loblaw Cos. Ltd.	17,498	1,614,295
Lundin Mining Corp.	34,492	307,056
Manulife Financial Corp.	131,674	2,439,121
Metro, Inc.	4,242	234,293
Nutrien Ltd.	2,093	204,543
Open Text Corp.	7,652	313,618
Pembina Pipeline Corp.	5,295	213,500
Shaw Communications, Inc., B Shares(2)	6,003	170,097
Sun Life Financial, Inc.(2)	3,553	173,542
Suncor Energy, Inc.	16,762	674,403
TFI International, Inc.	3,833	314,767
Toromont Industries Ltd.	2,535	224,850
Tourmaline Oil Corp.(2)	13,693	845,278
West Fraser Timber Co. Ltd.	8,743	806,663
Wheaton Precious Metals Corp.	4,560	188,334
		16,902,302
China — 4.8%
Angang Steel Co. Ltd., H Shares	408,000	172,345
ANTA Sports Products Ltd.	75,200	852,736
BYD Co. Ltd., H Shares	30,000	1,066,240
China Coal Energy Co. Ltd., H Shares	920,000	841,909
COSCO SHIPPING Holdings Co. Ltd., Class H(1)	570,500	1,009,450
CSPC Pharmaceutical Group Ltd.	862,000	921,025
JD.com, Inc., ADR	761	42,707
Lenovo Group Ltd.	660,000	650,304
Li Ning Co. Ltd.	115,500	901,151
NetEase, Inc., ADR	11,012	1,142,275
Orient Overseas International Ltd.(2)	20,500	628,733
Want Want China Holdings Ltd.	1,405,000	1,398,198
Zhongsheng Group Holdings Ltd.	81,500	577,989
		10,205,062
Denmark — 1.8%
AP Moller - Maersk A/S, B Shares	505	1,479,843
Carlsberg A/S, B Shares	2,269	288,813
Danske Bank A/S	19,886	325,359
Novo Nordisk A/S, B Shares	11,825	1,313,172
Novozymes A/S, B Shares	3,027	192,198
Pandora A/S	1,883	152,120
Royal Unibrew A/S	1,689	148,202
		3,899,707
Finland — 2.0%
Elisa Oyj	3,239	183,305
Fortum Oyj	15,743	290,987
Kesko Oyj, B Shares	18,077	452,593
Neste Oyj	4,563	209,592
Nokia Oyj	306,899	1,542,450
Orion Oyj, Class B	7,646	313,751
Stora Enso Oyj, R Shares	17,273	335,059
Valmet Oyj	33,772	953,487
		4,281,224

France — 11.5%
ArcelorMittal SA	10,705	342,743
AXA SA	12,218	309,138
Bouygues SA(2)	49,865	1,721,969
Capgemini SE	1,574	305,848
Carrefour SA(2)	99,422	2,039,257
Cie de Saint-Gobain	38,731	2,295,734
Cie Generale des Etablissements Michelin SCA	1,287	167,785
Eiffage SA	5,278	522,902
Electricite de France SA(2)	36,483	323,912
Engie SA	24,643	331,253
Eurofins Scientific SE	1,773	165,501
Hermes International	1,085	1,297,292
Ipsen SA	4,978	498,425
Kering SA	1,505	827,798
Klepierre SA	15,497	353,756
L'Oreal SA	5,426	1,916,525
Legrand SA	1,882	163,101
LVMH Moet Hennessy Louis Vuitton SE	1,087	701,796
Orange SA	156,973	1,965,063
Pernod Ricard SA	885	173,803
Publicis Groupe SA	7,292	399,430
Remy Cointreau SA	1,082	199,272
Rexel SA(1)	25,957	552,433
Sanofi(2)	39,795	4,258,378
Sartorius Stedim Biotech	1,980	683,951
SCOR SE	11,503	302,286
STMicroelectronics NV	4,791	191,837
Teleperformance	643	213,490
Thales SA	2,882	351,934
TotalEnergies SE	7,130	421,975
Unibail-Rodamco-Westfield(1)	4,368	306,071
Vinci SA	3,137	302,721
		24,607,379
Germany — 5.3%
adidas AG	756	150,193
Aurubis AG	1,527	144,242
Bayerische Motoren Werke AG	3,426	297,647
Brenntag SE	2,143	165,818
Covestro AG	34,812	1,595,717
Evonik Industries AG	116,276	3,119,922
GEA Group AG	45,320	1,812,908
Hannover Rueck SE	945	144,718
HeidelbergCement AG	21,930	1,280,782
HelloFresh SE(1)	3,283	122,593
Merck KGaA	903	170,259
Nemetschek SE	2,020	144,627
QIAGEN NV(1)	3,582	164,832
Rational AG	240	156,253
Sartorius AG, Preference Shares	498	201,350
Siemens Healthineers AG	5,160	310,087
Symrise AG	1,506	166,415
Uniper SE	10,423	269,738
Volkswagen AG, Preference Shares	1,665	277,884

Wacker Chemie AG	3,293	590,996
		11,286,981
Hong Kong — 0.7%
Chow Tai Fook Jewellery Group Ltd.	255,400	442,089
SITC International Holdings Co. Ltd.	139,000	524,936
Xinyi Glass Holdings Ltd.	216,000	545,971
		1,512,996
Ireland — 0.3%
Bank of Ireland Group PLC	37,297	251,981
Smurfit Kappa Group PLC	10,637	430,001
		681,982
Israel — 0.7%
Bank Hapoalim BM	20,580	190,560
Bank Leumi Le-Israel BM	54,218	539,828
ICL Group Ltd.	30,003	335,163
Israel Discount Bank Ltd., A Shares	41,086	233,253
Mizrahi Tefahot Bank Ltd.	4,601	151,363
		1,450,167
Italy — 2.4%
A2A SpA	185,733	311,882
Assicurazioni Generali SpA(2)	16,728	304,471
CNH Industrial NV	23,127	345,685
DiaSorin SpA(2)	1,200	157,966
Enel SpA	44,947	292,026
Eni SpA	24,875	376,748
Ferrari NV	983	191,808
Hera SpA	46,332	172,549
Interpump Group SpA	9,938	454,222
Intesa Sanpaolo SpA	157,786	344,618
Leonardo SpA(1)	37,075	399,198
Mediobanca Banca di Credito Finanziario SpA	31,804	326,278
Moncler SpA	3,726	179,285
Recordati Industria Chimica e Farmaceutica SpA	3,668	164,371
Reply SpA	1,102	150,200
Stellantis NV	19,128	286,981
UniCredit SpA	47,058	551,760
		5,010,048
Japan — 18.1%
Advantest Corp.	2,400	163,709
AGC, Inc.	7,400	278,356
Aisin Corp.	9,100	297,930
Ajinomoto Co., Inc.	9,300	225,408
Astellas Pharma, Inc.	54,700	873,609
BayCurrent Consulting, Inc.	900	282,764
Bridgestone Corp.	4,900	193,489
Canon, Inc.(2)	17,200	436,808
Capcom Co., Ltd.	7,400	208,309
Chugai Pharmaceutical Co. Ltd.	6,200	169,497
CyberAgent, Inc.	27,600	296,037
Daito Trust Construction Co. Ltd.	1,600	141,319
Daiwa House Industry Co. Ltd.	11,600	279,376
Dentsu Group, Inc.(2)	8,300	276,323
Fuji Electric Co. Ltd.	3,500	164,138
FUJIFILM Holdings Corp.	5,200	286,412
Fujitsu Ltd.	2,300	345,351

Hakuhodo DY Holdings, Inc.	25,000	252,996
Hirose Electric Co. Ltd.	1,200	166,328
Hitachi Construction Machinery Co. Ltd.	13,500	316,184
Hitachi Ltd.	6,700	347,639
Honda Motor Co. Ltd.	10,800	268,922
Hoya Corp.	10,900	1,160,159
INPEX Corp.	63,200	810,921
Isuzu Motors Ltd.	16,600	194,810
ITOCHU Corp.	10,100	289,724
Itochu Techno-Solutions Corp.	12,800	318,377
Japan Tobacco, Inc.(2)	176,900	3,219,923
Kao Corp.	42,400	1,704,335
KDDI Corp.	5,500	191,873
Keyence Corp.	1,300	516,849
Kikkoman Corp.	3,100	164,182
Kirin Holdings Co. Ltd.	51,600	798,173
Komatsu Ltd.	14,400	358,022
Konami Holdings Corp.	9,500	642,859
Kyocera Corp.	5,800	326,004
Lasertec Corp.	1,000	144,740
Marubeni Corp.	43,800	459,169
MEIJI Holdings Co. Ltd.	5,500	270,993
MISUMI Group, Inc.	22,400	503,713
Mitsubishi Corp.	10,800	372,729
Mitsubishi Electric Corp.	27,500	301,320
Mitsubishi Heavy Industries Ltd.	11,200	427,351
Mitsui & Co. Ltd.	16,100	404,409
Mizuho Financial Group, Inc.	24,900	296,140
Murata Manufacturing Co. Ltd.	2,600	167,077
NEC Corp.	23,000	923,861
Nintendo Co. Ltd.	400	178,595
NIPPON EXPRESS HOLDINGS, Inc.	5,400	313,663
Nippon Steel Corp.	21,500	374,673
Nippon Telegraph & Telephone Corp.	6,200	189,425
Nippon Yusen KK	5,500	454,662
Nissan Chemical Corp.	4,300	241,726
Nissin Foods Holdings Co. Ltd.	2,200	143,886
Nitto Denko Corp.	2,500	181,096
NTT Data Corp.	17,400	272,251
Obayashi Corp.(2)	39,500	279,667
Oji Holdings Corp.	64,500	283,939
Olympus Corp.	8,900	186,003
Ono Pharmaceutical Co. Ltd.	9,000	238,291
Open House Group Co. Ltd.	7,900	328,852
Otsuka Corp.	8,500	268,818
Otsuka Holdings Co. Ltd.	9,600	319,849
Persol Holdings Co. Ltd.	8,000	155,034
Recruit Holdings Co. Ltd.	11,900	430,711
Rohm Co. Ltd.	4,200	343,290
SCSK Corp.	77,500	1,292,040
Seiko Epson Corp.	64,500	1,079,777
Sekisui Chemical Co. Ltd.	20,200	288,941
Sekisui House Ltd.	132,400	2,352,451
Shimano, Inc.	800	140,239

Shin-Etsu Chemical Co. Ltd.	1,200	169,794
Shinko Electric Industries Co. Ltd.	4,300	156,391
Shionogi & Co. Ltd.	2,700	143,841
SMC Corp.	300	155,108
Sumitomo Chemical Co. Ltd.	69,900	288,936
Sumitomo Metal Mining Co. Ltd.	3,600	150,525
Suntory Beverage & Food Ltd.	8,200	307,502
Taisei Corp.	11,100	330,971
Takeda Pharmaceutical Co. Ltd.	90,600	2,603,459
TIS, Inc.	14,000	365,076
Tokyo Electron Ltd.	1,300	595,899
Toppan, Inc.	16,800	315,740
Toray Industries, Inc.	57,400	296,313
Tosoh Corp.	21,200	308,059
Trend Micro, Inc.	5,900	346,866
Yamaha Motor Co. Ltd.	8,000	161,893
ZOZO, Inc.	18,900	401,169
		38,674,038
Netherlands — 4.5%
Aalberts NV	3,228	159,941
Adyen NV(1)	199	308,184
Akzo Nobel NV	1,888	164,335
ASM International NV	1,072	332,386
ASML Holding NV	2,410	1,386,847
ASR Nederland NV	7,697	350,464
BE Semiconductor Industries NV	2,656	162,406
Heineken Holding NV	6,281	496,864
IMCD NV	1,258	188,136
ING Groep NV	28,254	319,487
Koninklijke Ahold Delhaize NV	10,803	297,896
Koninklijke Philips NV	62,278	1,605,318
NN Group NV	61,025	3,024,496
Randstad NV	8,106	456,076
Signify NV	6,506	259,416
		9,512,252
Norway — 1.4%
Aker BP ASA(2)	17,239	742,698
Equinor ASA	7,977	302,701
Gjensidige Forsikring ASA	7,212	157,573
Nordic Semiconductor ASA(1)	6,716	132,069
Norsk Hydro ASA	34,753	278,867
Orkla ASA	103,104	811,446
TOMRA Systems ASA	7,568	154,376
Yara International ASA	7,830	405,979
		2,985,709
Portugal — 0.3%
Galp Energia SGPS SA	30,087	392,821
Jeronimo Martins SGPS SA	8,264	168,941
		561,762
Singapore — 1.3%
DBS Group Holdings Ltd.	7,200	162,325
Oversea-Chinese Banking Corp. Ltd.	38,800	334,727
Singapore Exchange Ltd.	209,800	1,454,513
Singapore Technologies Engineering Ltd.	125,700	376,700

United Overseas Bank Ltd.	15,100	323,590
		2,651,855
South Korea — 1.2%
Celltrion, Inc.	1,714	221,626
HMM Co. Ltd.	23,876	624,183
KT Corp.	7,524	229,773
LG Innotek Co. Ltd.	2,105	650,503
NCSoft Corp.	370	135,459
SK Hynix, Inc.	7,590	657,850
		2,519,394
Spain — 3.2%
ACS Actividades de Construccion y Servicios SA(2)	13,593	385,436
Banco Bilbao Vizcaya Argentaria SA	91,930	503,066
Banco Santander SA	164,663	534,136
Bankinter SA	63,008	400,641
Endesa SA	15,082	334,121
Repsol SA	121,786	1,954,221
Telefonica SA	501,890	2,728,886
		6,840,507
Sweden — 4.8%
Atlas Copco AB(1)	4,265	3,485
Atlas Copco AB, A Shares	17,060	191,458
Castellum AB(2)	14,778	287,380
Electrolux AB, B Shares	50,397	783,608
Epiroc AB, A Shares	9,456	183,361
Evolution AB	6,152	644,853
Getinge AB, B Shares	8,419	244,329
H & M Hennes & Mauritz AB, B Shares(2)	38,371	529,632
Industrivarden AB, A Shares	25,522	662,019
Lifco AB, B Shares	23,425	482,837
Lundin Energy AB	19,368	929,394
Sandvik AB	15,116	310,721
Skanska AB, B Shares	14,511	250,634
SKF AB, B Shares	17,791	315,134
SSAB AB, A Shares	104,180	643,751
Svenska Handelsbanken AB, A Shares	34,454	339,542
Swedbank AB, A Shares	20,375	307,617
Swedish Match AB	170,839	1,765,723
Telefonaktiebolaget LM Ericsson, B Shares	35,586	288,981
Trelleborg AB, B Shares	16,292	380,447
Volvo AB, B Shares	44,517	780,780
		10,325,686
Switzerland — 5.1%
Adecco Group AG	27,971	1,090,403
Bachem Holding AG, Class B	1,503	118,134
Belimo Holding AG	1,013	405,676
Cie Financiere Richemont SA, Class A	5,460	607,644
EMS-Chemie Holding AG	1,105	948,549
Geberit AG	273	149,903
Georg Fischer AG	267	15,056
Holcim AG	6,759	335,123
Kuehne + Nagel International AG	5,120	1,353,972
Novartis AG	26,626	2,418,700
Partners Group Holding AG	1,189	1,279,339

Roche Holding AG	1,339	456,319
Sika AG	538	149,343
Straumann Holding AG	112	14,289
Swatch Group AG, Bearer Shares	1,067	274,733
Swiss Re AG	3,478	286,809
VAT Group AG	1,891	562,943
Vifor Pharma AG(1)	2,415	421,873
		10,888,808
Taiwan — 1.7%
Evergreen Marine Corp. Taiwan Ltd.(1)	71,000	340,062
Globalwafers Co. Ltd.	21,000	450,584
MediaTek, Inc.	42,000	1,298,688
momo.com, Inc.	9,000	256,869
Novatek Microelectronics Corp.	16,000	221,636
Realtek Semiconductor Corp.(1)	33,000	500,861
Unimicron Technology Corp.	63,000	462,396
Wan Hai Lines Ltd.	14,000	74,936
		3,606,032
United Kingdom — 11.3%
Admiral Group PLC	4,902	137,243
Anglo American PLC	6,469	318,686
Ashtead Group PLC	14,630	766,569
Auto Trader Group PLC	24,545	182,594
Avast PLC	39,368	240,808
B&M European Value Retail SA	40,848	200,492
BAE Systems PLC	44,796	427,271
Barratt Developments PLC	84,050	534,734
Berkeley Group Holdings PLC(1)	6,349	336,248
BP PLC	75,422	409,886
British American Tobacco PLC	11,687	515,457
Bunzl PLC	4,509	157,194
Burberry Group PLC	6,903	148,931
Coca-Cola HBC AG	12,992	286,231
DCC PLC	4,221	298,443
Dechra Pharmaceuticals PLC	3,874	177,574
Diageo PLC	12,694	589,779
DS Smith PLC	71,770	277,295
Evraz PLC(4)	199,959	22,627
Experian PLC	16,554	553,768
Ferguson PLC	1,469	176,649
GSK PLC	87,451	1,906,464
Hargreaves Lansdown PLC	59,047	636,898
Hikma Pharmaceuticals PLC	18,305	391,587
Howden Joinery Group PLC	39,748	341,868
IMI PLC	27,454	488,277
Imperial Brands PLC	116,081	2,621,109
InterContinental Hotels Group PLC	2,556	159,028
Intertek Group PLC	2,486	145,230
Investec PLC	101,086	613,313
ITV PLC	223,609	198,194
Kingfisher PLC	403,799	1,341,021
Land Securities Group PLC	31,141	300,734
Lloyds Banking Group PLC	514,205	292,285
Mondi PLC	24,258	471,573

Natwest Group PLC	107,894	310,709
Next PLC	1,952	159,578
Ninety One PLC	13,900	39,447
Pearson PLC	38,214	363,699
Persimmon PLC	10,238	280,840
RELX PLC	5,868	168,262
Rightmove PLC	55,635	421,289
Rio Tinto PLC	6,583	477,652
Royal Mail PLC	63,040	246,874
RS GROUP PLC	13,533	165,149
Sage Group PLC	35,220	291,401
Schroders PLC	4,370	162,979
Shell PLC	22,246	657,855
Taylor Wimpey PLC	278,349	456,634
Unilever PLC	6,602	318,952
Vodafone Group PLC	1,594,977	2,626,008
WPP PLC	23,462	272,381
		24,085,769
United States — 0.5%
Ovintiv, Inc.	19,081	1,069,266
TOTAL COMMON STOCKS (Cost $213,895,441)		210,896,772
SHORT-TERM INVESTMENTS — 1.2%
Money Market Funds — 1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,049,626	1,049,626
State Street Navigator Securities Lending Government Money Market Portfolio(3)	1,526,959	1,526,959
		2,576,585
TOTAL SHORT-TERM INVESTMENTS (Cost $2,576,585)		2,576,585
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $216,472,026)		213,473,357
OTHER ASSETS AND LIABILITIES — (0.1)%		(273,057)
TOTAL NET ASSETS — 100.0%		$213,200,300

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	16.9%
Health Care	11.8%
Consumer Staples	11.4%
Materials	11.0%
Information Technology	10.6%
Consumer Discretionary	10.6%
Financials	9.9%
Energy	6.8%
Communication Services	6.3%
Real Estate	2.5%
Utilities	1.1%
Short-Term Investments	1.2%
Other Assets and Liabilities	(0.1)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $3,534,603. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $3,751,134, which includes securities collateral of $2,224,175.
(4)Security may be subject to resale, redemption or transferability restrictions.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	1,184,982	209,711,790	—
Short-Term Investments	2,576,585	—	—
	3,761,567	209,711,790	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.